Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring

During the years ended December 31, 2014, 2013, and 2012, the Company recorded restructuring charges in connection with management’s alignment of the business with strategic objectives and cost savings initiatives as well as refinements of estimates. During 2014 and 2013, the Company also recorded restructuring charges in connection with the departure of certain executive officers. Additionally in 2014 and 2012, the Company recorded restructuring charges related to certain relocation efforts in the U.S. and Germany, respectively.

A summary of net pretax benefits (charges), incurred by segment, for each period is as follows:

	Pretax Benefit (Charge)
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Year ended December 31, 2014
Restructuring charges	$(1)	$—	$(2)	$(14)	$(17)
Restructuring accrual reversals	1	1	—	2	4
Restructuring, net	$—	$1	$(2)	$(12)	$(13)

Year ended December 31, 2013
Restructuring charges	$(16)	$(6)	$(6)	$(26)	$(54)
Restructuring accrual reversals	2	2	—	2	6
Restructuring, net	$(14)	$(4)	$(6)	$(24)	$(48)

Year ended December 31, 2012
Restructuring charges	$(16)	$(10)	$—	$(2)	$(28)
Restructuring accrual reversals	2	2	1	—	5
Restructuring, net	$(14)	$(8)	$1	$(2)	$(23)

The following table summarizes the Company’s utilization of restructuring accruals for the years ended December 31, 2013 and 2014:

	Employee	Facility Closure
(in millions)	Severance	and Other
Remaining accrual as of January 1, 2013	$13	$—
Expense provision	54	—
Cash payments and other	(40)	—
Changes in estimates	(6)	—
Remaining accrual as of December 31, 2013	21	—
Expense provision	16	1
Cash payments and other	(21)	—
Changes in estimates	(4)	—
Remaining accrual as of December 31, 2014	$12	$1